Impairment of Intangible Assets and Property, Plant and Equipment -Summary of Net Impairment Losses of Other Intangible Assets (Detail) - Other intangible assets [member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment of other intangible assets	€ 720	€ 310	€ 192
Marketed products [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment of other intangible assets	264	213	134
Research and development [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment of other intangible assets	454	80	58
Pharmaceuticals [member] | Marketed products [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment of other intangible assets	258	23	€ 134
Vaccines [member] | Marketed products [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment of other intangible assets	6	190
Other segments [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment of other intangible assets	€ 2	€ 17